Available-for-sale Investments - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [abstract]
Gain on available-for-sale investments recognised in other comprehensive income	¥ 156	¥ 100